DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Cost of Sales (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Changes in Inventories [Abstract]
Inventories at the beginning of the year	$ 418,823	$ 754,516	$ 384,814
Purchases	12,670,943	16,408,467	18,556,286
Operating costs	15,047,441	16,440,793	15,716,324
Inventories at the end of the year	(571,502)	(418,823)	(754,516)
Total	$ 27,565,705	$ 33,184,953	$ 33,902,908